UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)

                                    --------

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)


Diversified Conservative Income Fund
December 31, 2006

----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.6%

FIXED INCOME FUND  -- 55.6%
  SEI Institutional Managed Trust
   Core Fixed Income Fund, Class A* 3,236,580     $    33,337
                                                  ------------
Total Fixed Income Fund
  (Cost $33,937) ($ Thousands)                         33,337
                                                  ------------

EQUITY FUNDS  -- 24.8%
  SEI Institutional Managed Trust
   Large Cap Diversified Alpha
   Fund,  Class A                     1,168,233        12,757
  SEI Institutional Managed Trust
   Small Cap Growth Fund, Class A**      35,567           718
  SEI Institutional Managed Trust
   Small Cap Value Fund, Class A         33,993           717
  SEI Institutional Managed
   Trust Small/Mid Cap Diversified
   Alpha Fund, Class A                   71,718           716
                                                  ------------
Total Equity Funds
  (Cost $13,477) ($ Thousands)                         14,908
                                                  ------------

MONEY MARKET FUND (A) -- 20.2%
  SEI Liquid Asset Trust
   Prime Obligation Fund,
   Class A, 5.10%                    12,109,847        12,110
                                                  ------------
Total Money Market Fund
  (Cost $12,110) ($ Thousands)                         12,110
                                                  ------------

Total Investments -- 100.6%
  (Cost $59,524)+ ($ Thousands)                   $    60,355
                                                  ============

 Percentages are based on Net Assets of $60,017 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

** Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $59,591 ($ Thousands), and the unrealized appreciation and depreciation were $1,420
($ Thousands) and ($656) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Diversified Conservative Fund
December 31, 2006

----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 101.2%

FIXED INCOME FUND  -- 59.9%
  SEI Institutional Managed Trust
   Core Fixed Income Fund, Class A*   5,235,889   $    53,929
                                                  ------------
Total Fixed Income Fund
  (Cost $55,135) ($ Thousands)                         53,929
                                                  ------------

EQUITY FUNDS  -- 40.3%
  SEI Institutional International
   Trust International Equity Fund,
   Class A                              503,678         7,288
  SEI Institutional Managed Trust
   Large Cap Diversified Alpha Fund,
   Class A                            2,258,333        24,661
  SEI Institutional Managed Trust
   Small Cap Growth Fund, Class A**      71,663         1,446
  SEI Institutional Managed Trust
   Small Cap Value Fund, Class A         68,561         1,447
  SEI Institutional Managed Trust
   Small/Mid Cap Diversified
   Alpha Fund, Class A                  144,827         1,447
                                                  ------------
Total Equity Funds
  (Cost $30,975) ($ Thousands)                         36,289
                                                  ------------

MONEY MARKET FUND (A) -- 1.0%
  SEI Liquid Asset Trust
   Prime Obligation Fund,
   Class A, 5.10%                       915,004           915
                                                  ------------
Total Money Market Fund
  (Cost $915) ($ Thousands)                               915
                                                  ------------

Total Investments -- 101.2%
  (Cost $87,025)+ ($ Thousands)                   $    91,133
                                                  ============

 Percentages are based on Net Assets of $90,049 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

** Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $87,063 ($ Thousands), and the unrealized appreciation and depreciation were $5,307
($ Thousands) and ($1,237) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Diversified Global Moderate Growth Fund
December 31, 2006

----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 101.4%

EQUITY FUNDS  -- 60.7%
  SEI Institutional International
   TrustEmerging Markets
   Equity Fund, Class A                 118,820   $     1,997
  SEI Institutional International
   Trust International Equity
   Fund, Class A                      1,929,908        27,926
  SEI Institutional Managed Trust
   Large Cap Diversified Alpha
   Fund, Class A                      6,954,760        75,945
  SEI Institutional Managed Trust
   Small Cap Growth Fund, Class A*      220,742         4,455
  SEI Institutional Managed
   Trust Small Cap Value Fund,
   Class A                              211,186         4,456
  SEI Institutional Managed Trust
   Small/Mid Cap Diversified
   Alpha Fund, Class A                  446,105         4,457
                                                  ------------
Total Equity Funds
  (Cost $103,072) ($ Thousands)                       119,236
                                                  ------------
FIXED INCOME FUNDS  -- 39.7%
  SEI Institutional International
   Trust Emerging Markets Debt
   Fund, Class A                        734,496         7,977
  SEI Institutional Managed
   Trust Core Fixed Income
   Fund, Class A                      6,022,477        62,031
  SEI Institutional Managed
   Trust High Yield Bond Fund,
   Class A                              942,757         8,042
                                                  ------------
Total Fixed Income Funds
  (Cost $78,909) ($ Thousands)                         78,050
                                                  ------------

MONEY MARKET FUND (A) -- 1.0%

  SEI Liquid Asset Trust
   Prime Obligation Fund,
   Class A, 5.10%                     2,003,297         2,003
                                                  ------------
Total Money Market Fund
  (Cost $2,003) ($ Thousands)                           2,003
                                                  ------------

Total Investments -- 101.4%
  (Cost $183,984)+ ($ Thousands)                  $   199,289
                                                  ============

 Percentages are based on Net Assets of $196,482 ($ Thousands).

* Non-income producing Fund.

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $184,392 ($ Thousands), and the unrealized appreciation and depreciation were $16,826 ($ Thousands) and ($1,929) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Diversified Moderate Growth Fund
December 31, 2006

----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 98.2%

EQUITY FUNDS  -- 58.7%
  SEI Institutional International
   Trust International Equity
   Fund, Class A                      1,894,459   $    27,413
  SEI Institutional Managed Trust
   Large Cap Diversified Alpha
   Fund, Class A                      8,496,630        92,783
  SEI Institutional Managed Trust
   Small Cap Growth Fund, Class A*      269,518         5,439
  SEI Institutional Managed Trust
   Small Cap Value Fund, Class A        257,840         5,441
  SEI Institutional Managed Trust
   Small/Mid Cap Diversified
   Alpha Fund, Class A                  544,649         5,441
                                                  ------------
Total Equity Funds
  (Cost $119,297) ($ Thousands)                       136,517
                                                  ------------

FIXED INCOME FUND  -- 38.5%
  SEI Institutional Managed Trust
   Core Fixed Income Fund, Class A    8,678,091        89,384
                                                  ------------
Total Fixed Income Fund
  (Cost $90,745) ($ Thousands)                         89,384
                                                  ------------

MONEY MARKET FUND (A) -- 1.0%
  SEI Liquid Asset Trust
   Prime Obligation Fund,
   Class A, 5.10%                     2,290,936         2,291
                                                  ------------
Total Money Market Fund
  (Cost $2,291) ($ Thousands)                           2,291
                                                  ------------

Total Investments -- 98.2%
  (Cost $212,333)+ ($ Thousands)                  $   228,192
                                                  ============

 Percentages are based on Net Assets of $232,381 ($ Thousands).

* Non-income producing Fund.

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $212,356 ($ Thousands), and the unrealized appreciation and depreciation were $17,223 ($ Thousands) and ($1,387) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Diversified Global Growth Fund
December 31, 2006

----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 101.2%

EQUITY FUNDS  -- 80.9%
  SEI Institutional International
   Trust Emerging Markets Equity
   Fund, Class A                        311,420   $     5,235
  SEI Institutional International
   Trust International Equity
   Fund, Class A                      3,245,459        46,962
  SEI Institutional Managed Trust
   Large Cap Diversified Alpha
   Fund, Class A*                    12,127,026       132,427
  SEI Institutional Managed
   Trust Small Cap Growth Fund,
   Class A**                            385,469         7,779
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       368,786         7,781
  SEI Institutional Managed Trust
    Small/Mid Cap Diversified
     Alpha Fund, Class A                779,006         7,782
                                                  ------------
Total Equity Funds
  (Cost $180,800) ($ Thousands)                       207,966
                                                  ------------

FIXED INCOME FUNDS  -- 19.3%
  SEI Institutional International
   Trust Emerging Markets Debt
   Fund, Class A                        478,668         5,198
  SEI Institutional Managed
   Trust Core Fixed Income
   Fund, Class A                      3,806,690        39,209
  SEI Institutional Managed
   Trust High Yield Bond Fund,
   Class A                              614,631         5,243
                                                  ------------
Total Fixed Income Funds
  (Cost $50,478) ($ Thousands)                         49,650
                                                  ------------

MONEY MARKET FUND (A) -- 1.0%
  SEI Liquid Asset Trust
   Prime Obligation Fund,
   Class A, 5.10%                     2,617,768         2,618
                                                  ------------
Total Money Market Fund
  (Cost $2,618) ($ Thousands)                           2,618
                                                  ------------

Total Investments -- 101.2%
  (Cost $233,896)+ ($ Thousands)                  $   260,234
                                                  ============

 Percentages are based on Net Assets of $257,208 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

 ** Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $234,267 ($ Thousands), and the unrealized appreciation and depreciation were $27,368 ($ Thousands) and ($1,401) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Diversified Global Stock Fund
December 31, 2006

----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 102.1%

EQUITY FUNDS  -- 101.1%
  SEI Institutional International
   Trust Emerging Markets Equity
   Fund, Class A                        164,881   $     2,772
  SEI Institutional International
   Trust International Equity
   Fund, Class A                      2,200,008        31,834
  SEI Institutional Managed Trust
   Large Cap Diversified Alpha
   Fund, Class A*                     7,934,856        86,648
  SEI Institutional Managed Trust
   Small Cap Growth Fund, Class A**     251,839         5,082
  SEI Institutional Managed Trust
   Small Cap Value Fund, Class A        240,939         5,084
  SEI Institutional Managed Trust
   Small/Mid Cap Diversified
   Alpha Fund, Class A                  508,924         5,084
                                                  ------------
Total Equity Funds
  (Cost $120,945) ($ Thousands)                       136,504
                                                  ------------

MONEY MARKET FUND (A) -- 1.0%
  SEI Liquid Asset Trust
   Prime Obligation Fund,
   Class A, 5.10%                     1,389,988         1,390
                                                  ------------
Total Money Market Fund
  (Cost $1,390) ($ Thousands)                           1,390
                                                  ------------

Total Investments -- 102.1%
  (Cost $122,335)+ ($ Thousands)                  $   137,894
                                                  ============

 Percentages are based on Net Assets of $135,031 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

** Non-income producing Fund.

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $122,803 ($ Thousands), and the unrealized appreciation and depreciation were $15,094 ($ Thousands) and ($3) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Diversified U.S. Stock Fund
December 31, 2006

----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 106.3%

EQUITY FUNDS  -- 105.2%
  SEI Institutional Managed Trust
   Large Cap Diversified Alpha
   Fund, Class A*                     7,516,851   $    82,084
  SEI Institutional Managed Trust
   Small Cap Growth Fund, Class A**     238,546         4,814
  SEI Institutional Managed Trust
   Small Cap Value Fund, Class A        228,297         4,817
  SEI Institutional Managed Trust
   Small/Mid Cap Diversified
   Alpha Fund, Class A                  483,212         4,827
                                                  ------------
Total Equity Funds
  (Cost $88,204) ($ Thousands)                         96,542
                                                  ------------

MONEY MARKET FUND (A) -- 1.1%
  SEI Liquid Asset Trust
   Prime Obligation Fund,
   Class A, 5.10%                       984,532           985
                                                  ------------
Total Money Market Fund
  (Cost $985) ($ Thousands)                               985
                                                  ------------
Total Investments -- 106.3%
  (Cost $89,189)+ ($ Thousands)                   $    97,527
                                                  ============

 Percentages are based on Net Assets of $91,718 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

** Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $89,236 ($ Thousands), and the unrealized appreciation and depreciation were $8,306
($ Thousands) and ($15) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Defensive Strategy Fund
December 31, 2006

----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.5%

FIXED INCOME FUNDS  -- 81.1%
  SEI Institutional Managed Trust
   Core Fixed Income Fund, Class A    1,126,774   $    11,606
  SEI Institutional Managed Trust
   Enhanced Income Fund, Class A*     7,214,380        72,648
  SEI Institutional Managed Trust
   High Yield Bond Fund, Class A      1,093,165         9,325
                                                  ------------
Total Fixed Income Funds
  (Cost $93,102) ($ Thousands)                         93,579
                                                  ------------

EQUITY FUNDS  -- 19.1%
  SEI Institutional Managed Trust
   Global Managed Volatility Fund,
   Class A                              529,018         5,771
  SEI Institutional Managed Trust
   Real Estate Fund, Class A            245,364         4,689
  SEI Institutional Managed Trust
   U.S. Managed Volatility Fund,
   Class A                              936,212        11,525
                                                  ------------
Total Equity Funds
  (Cost $18,978) ($ Thousands)                         21,985
                                                  ------------

MONEY MARKET FUND (A) -- 0.3%
  SEI Liquid Asset Trust
   Prime Obligation Fund,
   Class A, 5.10%                       288,554           289
                                                  ------------
Total Money Market Fund
  (Cost $289) ($ Thousands)                               289
                                                  ------------

Total Investments -- 100.5%
  (Cost $112,369)+ ($ Thousands)                  $   115,853
                                                  ============

 Percentages are based on Net Assets of $115,322 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Enhanced Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Enhanced Income Fund seeks to provide capital appreciation and income. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Enhanced Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $112,481 ($ Thousands), and the unrealized appreciation and depreciation were $3,596 ($ Thousands) and ($224) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Defensive Strategy Allocation Fund
December 31, 2006

----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.1%

EQUITY FUNDS  -- 59.9%
  SEI Institutional Managed
   Trust Real Estate Fund,
   Class A                              220,644   $     4,216
  SEI Institutional Managed
   Trust U.S. Managed
   Volatility Fund, Class A             677,021         8,334
                                                  ------------
Total Equity Funds
  (Cost $10,727) ($ Thousands)                         12,550
                                                  ------------

FIXED INCOME FUND  -- 40.0%
  SEI Institutional Managed Trust
   High Yield Bond Fund, Class A        984,012         8,394
                                                  ------------
Total Fixed Income Fund
  (Cost $8,274) ($ Thousands)                           8,394
                                                  ------------

MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust
   Prime Obligation Fund,
   Class A, 5.10%                        52,603            53
                                                  ------------
Total Money Market Fund
  (Cost $53) ($ Thousands)                                 53
                                                  ------------

Total Investments -- 100.1%
  (Cost $19,054)+ ($ Thousands)                   $    20,997
                                                  ============

 Percentages are based on Net Assets of $20,968 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $19,083 ($ Thousands), and the unrealized appreciation and depreciation were $1,934
($ Thousands) and ($20) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Conservative Strategy Fund
December 31, 2006

----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.1%

FIXED INCOME FUNDS  -- 63.9%
  SEI Institutional Managed
   Trust Core Fixed Income
   Fund, Class A                      1,315,293   $    13,547
  SEI Institutional Managed Trust
    Enhanced Income Fund, Class A     5,599,301        56,385
  SEI Institutional Managed
    Trust High Yield Bond Fund,
    Class A                           1,914,630        16,332
                                                  ------------
Total Fixed Income Funds
  (Cost $85,693) ($ Thousands)                         86,264
                                                  ------------

EQUITY FUNDS  -- 36.0%
  SEI Institutional Managed Trust
   Global Managed Volatility Fund,
   Class A                            1,235,658        13,481
  SEI Institutional Managed
   Trust Real Estate Fund,
   Class A                              567,730        10,850
  SEI Institutional Managed
   Trust U.S. Managed
   Volatility Fund,  Class A          1,966,942        24,213
                                                  ------------
Total Equity Funds
  (Cost $41,100) ($ Thousands)                         48,544
                                                  ------------

MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust
   Prime Obligation Fund,
   Class A, 5.10%                       339,042           339
                                                  ------------
Total Money Market Fund
  (Cost $339) ($ Thousands)                               339
                                                  ------------

Total Investments -- 100.1%
  (Cost $127,132)+ ($ Thousands)                  $   135,147
                                                  ============

 Percentages are based on Net Assets of $135,025 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $127,325 ($ Thousands), and the unrealized appreciation and depreciation were $8,032 ($ Thousands) and ($210) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Conservative Strategy Allocation Fund
December 31, 2006

----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.4%

EQUITY FUNDS  -- 67.1%
  SEI Institutional Managed Trust
   Real Estate Fund, Class A            530,332   $    10,135
  SEI Institutional Managed Trust
   U.S. Managed Volatility Fund,
   Class A                            1,662,127        20,461
                                                  ------------
Total Equity Funds
  (Cost $25,095) ($ Thousands)                         30,596
                                                  ------------

FIXED INCOME FUND  -- 33.0%
  SEI Institutional Managed Trust
   High Yield Bond Fund, Class A      1,765,902        15,063
                                                  ------------
Total Fixed Income Fund
  (Cost $14,989) ($ Thousands)                         15,063
                                                  ------------

MONEY MARKET FUND (A) -- 0.3%
  SEI Liquid Asset Trust
   Prime Obligation Fund,
   Class A, 5.10%                       112,240           112
                                                  ------------
Total Money Market Fund
  (Cost $112) ($ Thousands)                               112
                                                  ------------

Total Investments -- 100.4%
  (Cost $40,196)+ ($ Thousands)                   $    45,771
                                                  ============

 Percentages are based on Net Assets of $45,605 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $40,272 ($ Thousands), and the unrealized appreciation and depreciation were $5,635
($ Thousands) and ($136) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Moderate Strategy Fund
December 31, 2006

----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.2%

FIXED INCOME FUNDS  -- 52.0%
  SEI Institutional Managed
   Trust Core Fixed Income
   Fund, Class A                      9,571,024   $    98,582
  SEI Institutional Managed Trust
   Enhanced Income Fund, Class A      9,636,877        97,043
  SEI Institutional Managed
   Trust High Yield Bond Fund,
   Class A                            6,964,727        59,409
                                                  ------------
Total Fixed Income Funds
  (Cost $254,888) ($ Thousands)                       255,034
                                                  ------------

EQUITY FUNDS  -- 48.0%
  SEI Institutional Managed Trust
   Global Managed Volatility Fund,
   Class A                            6,742,535        73,561
  SEI Institutional Managed Trust
   Large Cap Growth Fund, Class A     1,157,656        24,450
  SEI Institutional Managed Trust
   Large Cap Value Fund, Class A      1,063,356        24,404
  SEI Institutional Managed
   Trust Real Estate Fund,
   Class A                            2,078,490        39,720
  SEI Institutional Managed
   Trust U.S. Managed
   Volatility Fund,  Class A          5,962,526        73,398
                                                  ------------
Total Equity Funds
  (Cost $205,091) ($ Thousands)                       235,533
                                                  ------------

MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust
   Prime Obligation Fund,
   Class A, 5.10%                     1,218,761         1,219
                                                  ------------
Total Money Market Fund
  (Cost $1,219) ($ Thousands)                           1,219
                                                  ------------

Total Investments -- 100.2%
  (Cost $461,198)+ ($ Thousands)                  $   491,786
                                                  ============

 Percentages are based on Net Assets of $490,607 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $461,782 ($ Thousands), and the unrealized appreciation and depreciation were $31,825 ($ Thousands) and ($1,821) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Moderate Strategy Allocation Fund
December 31, 2006

----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

EQUITY FUNDS  -- 81.9%
  SEI Institutional International
    Trust International Equity
    Fund, Class A                       749,376   $    10,843
  SEI Institutional Managed
    Trust Real Estate Fund,
    Class A                             569,272        10,879
  SEI Institutional Managed
    Trust Tax-Managed Large Cap
    Fund, Class A                     1,591,539        21,502
  SEI Institutional Managed
    Trust U.S. Managed
    Volatility Fund,  Class A         4,474,445        55,080
                                                  ------------
Total Equity Funds
  (Cost $83,469) ($ Thousands)                         98,304
                                                  ------------

FIXED INCOME FUND  -- 17.9%
  SEI Institutional Managed Trust
   High Yield Bond Fund, Class A      2,516,348        21,465
                                                  ------------
Total Fixed Income Fund
  (Cost $21,380) ($ Thousands)                         21,465
                                                  ------------

MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust
   Prime Obligation Fund,
   Class A, 5.10%                       289,503           290
                                                  ------------
Total Money Market Fund
  (Cost $290) ($ Thousands)                               290
                                                  ------------

Total Investments -- 100.0%
  (Cost $105,139)+ ($ Thousands)                  $   120,059
                                                  ============

 Percentages are based on Net Assets of $120,064 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $105,215 ($ Thousands), and the unrealized appreciation and depreciation were $15,002 ($ Thousands) and ($158) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Aggressive Strategy Fund
December 31, 2006

----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 99.7%

EQUITY FUNDS  -- 79.7%
  SEI Institutional International
   Trust Emerging Markets Equity
   Fund, Class A                        426,558   $     7,170
  SEI Institutional International
   Trust International Equity
   Fund, Class A                      4,454,573        64,458
  SEI Institutional Managed Trust
   Large Cap Diversified Alpha
   Fund, Class A                     15,670,084       171,117
  SEI Institutional Managed Trust
   Small Cap Growth Fund, Class A*      704,597        14,219
  SEI Institutional Managed Trust
   Small Cap Value Fund, Class A        674,078        14,223
  SEI Institutional Managed Trust
   Small/Mid Cap Diversified
   Alpha Fund, Class A                1,424,033        14,226
                                                  ------------
Total Equity Funds
  (Cost $259,658) ($ Thousands)                       285,413
                                                  ------------

FIXED INCOME FUNDS  -- 19.8%
  SEI Institutional International
   Trust Emerging Markets Debt
   Fund, Class A                      3,297,405        35,810
  SEI Institutional Managed
   Trust High Yield Bond Fund,
   Class A                            4,123,910        35,177
                                                  ------------
Total Fixed Income Funds
  (Cost $70,962) ($ Thousands)                         70,987
                                                  ------------

MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust
  Prime Obligation Fund,
   Class A, 5.10%                       898,835           899
                                                  ------------
Total Money Market Fund
  (Cost $899) ($ Thousands)                               899
                                                  ------------

Total Investments -- 99.7%
  (Cost $331,519)+ ($ Thousands)                  $   357,299
                                                  ============

 Percentages are based on Net Assets of $358,205 ($ Thousands).

* Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $331,689 ($ Thousands), and the unrealized appreciation and depreciation were $26,563 ($ Thousands) and ($953) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Tax-Managed Aggressive Strategy Fund
December 31, 2006

----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 99.9%

EQUITY FUNDS  -- 87.9%
  SEI Institutional International
   Trust Emerging Markets Equity
   Fund, Class A                        114,417   $     1,923
  SEI Institutional International
   Trust International Equity
   Fund, Class A                      1,055,609        15,275
  SEI Institutional Managed
   Trust Tax-Managed Large Cap
   Fund, Class A*                     3,931,295        53,112
  SEI Institutional Managed
   Trust Tax-Managed Small Cap
   Fund, Class A                      1,005,957        13,278
                                                  ------------
Total Equity Funds
  (Cost $71,655) ($ Thousands)                         83,588
                                                  ------------

FIXED INCOME FUNDS  -- 11.8%
  SEI Institutional International
   Trust Emerging Markets Debt
   Fund, Class A                        524,635         5,698
  SEI Institutional Managed
   Trust High Yield Bond Fund,
   Class A                              645,510         5,506
                                                  ------------
Total Fixed Income Funds
  (Cost $11,179) ($ Thousands)                         11,204
                                                  ------------

MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust
   Prime Obligation Fund,
   Class A, 5.10%                       236,884           237
                                                  ------------
Total Money Market Fund
  (Cost $237) ($ Thousands)                               237
                                                  ------------

Total Investments -- 99.9%
  (Cost $83,071)+ ($ Thousands)                   $    95,029
                                                  ============

 Percentages are based on Net Assets of $95,088 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $83,262 ($ Thousands) and the unrealized appreciation and depreciation were $12,002 ($ Thousands) and ($235) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Core Market Strategy Fund
December 31, 2006

----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 99.8%

FIXED INCOME FUNDS  -- 59.8%
  SEI Institutional International
   Trust Emerging Markets Debt
   Fund, Class A                        485,123   $     5,268
  SEI Institutional Managed
   Trust Core Fixed Income
   Fund, Class A                      5,104,849        52,581
  SEI Institutional Managed
   Trust High Yield Bond Fund,
   Class A                              622,617         5,311
                                                  ------------
Total Fixed Income Funds
  (Cost $63,592) ($ Thousands)                         63,160
                                                  ------------

EQUITY FUNDS  -- 39.8%
  SEI Institutional International
   Trust Emerging Markets Equity
   Fund, Class A                         62,888         1,057
  SEI Institutional International
   Trust International Equity
   Fund, Class A                        655,457         9,484
  SEI Institutional Managed Trust
   Large Cap Diversified Alpha
   Fund, Class A                      2,305,188        25,173
  SEI Institutional Managed Trust
   Small Cap Growth Fund, Class A*      103,744         2,094
  SEI Institutional Managed Trust
   Small Cap Value Fund, Class A         99,255         2,094
  SEI Institutional Managed Trust
   Small/Mid Cap Diversified
   Alpha Fund, Class A                  208,400         2,082
                                                  ------------
Total Equity Funds
  (Cost $37,018) ($ Thousands)                         41,984
                                                  ------------

MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust
   Prime Obligation Fund,
   Class A, 5.10%                       258,400           258
                                                  ------------
Total Money Market Fund
  (Cost $258) ($ Thousands)                               258
                                                  ------------

Total Investments -- 99.8%
  (Cost $100,868)+ ($ Thousands)                  $   105,402
                                                  ============

 Percentages are based on Net Assets of $105,614 ($ Thousands).

* Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $101,085 ($ Thousands), and the unrealized appreciation and depreciation were $5,255 ($ Thousands) and ($938) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Core Market Strategy Allocation Fund
December 31, 2006

----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.1%

EQUITY FUNDS  -- 88.0%
  SEI Institutional International
   Trust Emerging Markets Equity
   Fund, Class A                         32,704   $       550
  SEI Institutional International
   Trust International Equity
   Fund, Class A                        297,742         4,308
  SEI Institutional Managed
   Trust Tax-Managed Large Cap
   Fund, Class A*                     1,110,656        15,005
  SEI Institutional Managed
   Trust Tax-Managed Small Cap
   Fund, Class A                        283,344         3,740
                                                  ------------
Total Equity Funds
  (Cost $20,157) ($ Thousands)                         23,603
                                                  ------------

FIXED INCOME FUNDS  -- 11.8%
  SEI Institutional International
   Trust Emerging Markets Debt
   Fund, Class A                        148,452         1,612
  SEI Institutional Managed
   Trust High Yield Bond Fund,
   Class A                              182,507         1,557
                                                  ------------
Total Fixed Income Funds
  (Cost $3,185) ($ Thousands)                           3,169
                                                  ------------

MONEY MARKET FUND (A) -- 0.3%
  SEI Liquid Asset Trust
   Prime Obligation Fund,
   Class A, 5.10%                        66,869            67
                                                  ------------
Total Money Market Fund
  (Cost $67) ($ Thousands)                                 67
                                                  ------------

Total Investments -- 100.1%
  (Cost $23,409)+ ($ Thousands)                   $    26,839
                                                  ============

 Percentages are based on Net Assets of $26,823 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $23,432 ($ Thousands) and the unrealized appreciation and depreciation were $3,468
($ Thousands) and ($61) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Market Growth Strategy Fund
December 31, 2006

----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 99.8%

EQUITY FUNDS  -- 59.7%
  SEI Institutional International
   Trust Emerging Markets Equity
   Fund, Class A                        421,861   $     7,092
  SEI Institutional International
   Trust International Equity
   Fund, Class A                      6,774,973        98,034
  SEI Institutional Managed Trust
   Large Cap Diversified Alpha
   Fund, Class A                     22,346,622       244,025
  SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A*   1,034,324        20,873
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       994,798        20,990
  SEI Institutional Managed Trust
   Small/Mid Cap Diversified
   Alpha Fund, Class A                2,781,922        27,791
                                                  ------------
Total Equity Funds
  (Cost $375,963) ($ Thousands)                       418,805
                                                  ------------

FIXED INCOME FUNDS  -- 39.8%
  SEI Institutional International
   Trust Emerging Markets Debt
   Fund, Class A                      4,511,933        49,000
  SEI Institutional Managed
   Trust Core Fixed Income
   Fund, Class A                     16,880,486       173,869
  SEI Institutional Managed
   Trust High Yield Bond Fund,
   Class A                            6,615,831        56,433
                                                  ------------
Total Fixed Income Funds
  (Cost $280,230) ($ Thousands)                       279,302
                                                  ------------

MONEY MARKET FUND (A) -- 0.3%
  SEI Liquid Asset Trust
   Prime Obligation Fund,
     Class A, 5.10%                   1,750,449         1,750
                                                  ------------
Total Money Market Fund
  (Cost $1,750) ($ Thousands)                           1,750
                                                  ------------

Total Investments -- 99.8%
  (Cost $657,943)+ ($ Thousands)                  $   699,857
                                                  ============

 Percentages are based on Net Assets of $701,302 ($ Thousands).

* Non-income producing Fund.

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $658,414 ($ Thousands) and the unrealized appreciation and depreciation were $44,731 ($ Thousands) and ($3,288), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)


Market Growth Strategy Allocation Fund
December 31, 2006

----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS - 100.1%

EQUITY FUNDS  -- 88.0%
  SEI Institutional International
   Trust Emerging Markets Equity
   Fund, Class A                        203,863   $     3,427
  SEI Institutional International
   Trust International Equity
   Fund, Class A                      1,882,719        27,243
  SEI Institutional Managed
   Trust Tax-Managed Large Cap
   Fund, Class A*                     7,021,249        94,857
  SEI Institutional Managed
   Trust Tax-Managed Small Cap
   Fund, Class A                      1,791,795        23,652
                                                  ------------
Total Equity Funds
  (Cost $127,033) ($ Thousands)                       149,179
                                                  ------------

FIXED INCOME FUNDS  -- 11.8%
  SEI Institutional International
   Trust Emerging Markets Debt
   Fund, Class A                        939,276        10,201
  SEI Institutional Managed
   Trust High Yield Bond Fund,
   Class A                            1,154,798         9,850
                                                  ------------
Total Fixed Income Funds
  (Cost $20,047) ($ Thousands)                         20,051
                                                  ------------

MONEY MARKET FUND (A) -- 0.3%
  SEI Liquid Asset Trust
   Prime Obligation Fund,
   Class A, 5.10%                       423,374           423
                                                  ------------
Total Money Market Fund
  (Cost $423) ($ Thousands)                               423
                                                  ------------

Total Investments -- 100.1%
  (Cost $147,503)+ ($ Thousands)                  $   169,653
                                                  ============

 Percentages are based on Net Assets of $169,433 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A) Rate shown is the 7-day effective yield as of December 31, 2006.

+ At December 31, 2006, the tax basis cost of the Fund's investments was $147,734 ($ Thousands) and the unrealized appreciation and depreciation were $22,323 ($ Thousands) and ($404) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
              SEI Asset Allocation Trust / Quarterly Report / December 31, 2006

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Asset Allocation Trust

By (Signature and Title)*
                                             /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO


Date February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO


Date February 23, 2007

By (Signature and Title)*                    /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO


Date February 23, 2007

* Print the name and title of each signing officer under his or her signature.